COMMITMENTS AND CONTINGENCIES (Details Narrative)																								3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Feb. 16, 2023 shares	Feb. 15, 2022 USD ($) shares	Dec. 06, 2021 USD ($) shares	Sep. 03, 2021 USD ($)	Jul. 01, 2021 USD ($) ft² m²	May 04, 2021 USD ($) shares	Apr. 16, 2021 USD ($)	Mar. 02, 2021 USD ($)	Sep. 05, 2019 USD ($) ft²	Aug. 15, 2019 USD ($)	Jul. 03, 2019 USD ($) $ / shares shares	May 09, 2019 USD ($) ft² m²	Apr. 26, 2019 USD ($)	Mar. 01, 2019 USD ($) shares	Jan. 01, 2019	Jan. 23, 2017 USD ($)	Jan. 14, 2016 USD ($) $ / shares shares	Jan. 20, 2015 USD ($) $ / shares shares	Oct. 28, 2011 USD ($) shares	Nov. 10, 2010 USD ($)	Dec. 26, 2006 USD ($)	Aug. 08, 2006 USD ($)	May 08, 2006 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Mar. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Jul. 02, 2021 USD ($) m²	Dec. 31, 2020 USD ($)	Aug. 08, 2019 $ / shares shares	Sep. 13, 2017 USD ($)	May 28, 2015 $ / shares shares
Loss Contingencies [Line Items]
Annual salary																								$ 172,335		$ 168,770			$ 515,584	$ 518,423		$ 779,742	$ 734,427
Accrued salary balance																								3,310,214	$ 3,077,393		$ 2,991,191		3,310,214			3,077,393	2,991,191
Number of shares issued | shares	2,434,211	7,398,639	1,479,728			1,479,728
Payment for debt																													45,000	$ 45,000		60,000	50,000
Stock issued during period, value		$ 443,918	$ 88,784			$ 88,784		$ 88,784
Accrued Interest payable																											31,657						31,657					$ 5,479
Area of land | ft²									5,000
Annual rent, year two									$ 44,800															8,644	8,644				8,644			8,644								$ 42,000
Annual rent, year one									$ 42,000															52,278	$ 42,242				52,278			$ 42,242								$ 39,200
Socialist Republic of Vietnam [Member]
Loss Contingencies [Line Items]
Operating Lease					5 years							5 years
Area of land | m²					6,000							4,560.57																									6,000
Annual rent, year two												$ 45,150
Rent increase percentage												5.00%
Annual rent, year one					$ 8,645																																$ 8,645
Common Class A [Member]
Loss Contingencies [Line Items]
Stock issued during period, value				$ 242,100
Maximum [Member]
Loss Contingencies [Line Items]
Warrant exercise price per share | $ / shares																									$ 0.08	$ 0.08				$ 0.08		$ 0.08
Mr. Jonathan R. Rice [Member]
Loss Contingencies [Line Items]
Payroll payment																								6,923	$ 3,728		3,195		6,923			$ 3,728	3,195
Board of Directors Chairman [Member]
Loss Contingencies [Line Items]
Accrued salary balance																									1,243		1,065					$ 1,243	1,065
Employment Agreement [Member] | Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Agreement term description																				The term of the agreement is a five year period												The term of the agreement is a five-year period
Annual salary																				$ 210,000									447,915			$ 422,561		$ 315,764	$ 297,889	$ 281,027
Annual salary rate, increase																				6.00%
Agreement term															5 years																			5 years	5 years
Employment Agreement [Member] | Employee [Member]
Loss Contingencies [Line Items]
Employee bonus rate																																				20.00%
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member]
Loss Contingencies [Line Items]
Annual salary										$ 20,000			$ 20,000
Annual cash compensation																	$ 140,000	$ 120,000
Educational expenses																		$ 11,000
Warrants term																	3 years	3 years																					5 years		3 years
Warrant to purchase common stock shares | shares																	6,000,000	2,000,000																		121,448			6,000,000		3,000,000
Warrant exercise price per share | $ / shares																	$ 0.001	$ 0.001																					$ 0.2299		$ 0.001
Warrants maturity date																	May 20, 2026																								May 28, 2022
warrants issued																																				$ 121,448
One-time bonus													$ 20,000
Employment Agreement [Member] | Mr. Kenneth Le [Member]
Loss Contingencies [Line Items]
Accrued salary balance																								2,308	1,243				2,308			$ 1,243
Annual cash compensation											$ 60,000
Warrants term											3 years
Warrant to purchase common stock shares | shares											2,000,000
Warrant exercise price per share | $ / shares											$ 0.2299
License Agreement [Member]
Loss Contingencies [Line Items]
Agreement term																			20 years
License fee																							$ 10,000
License maintenance fee																							10,000
Annual research fee																						$ 13,700	13,700
Number of shares issued | shares																			2,200,000
Royalty percentage																			2.00%
Termination agreement description																			The Company can terminate the agreement upon a 90 day written notice subject to payment of a termination fee of $5,000 if the termination takes place within 2 years after its effectiveness, $10,000 if the termination takes place within 4 years after its effectiveness and $20,000 if the Agreement is terminated after 4 years													The Company can terminate the agreement upon a 90-day written notice subject to payment of a termination fee of $5,000 if the termination takes place within 2 years after its effectiveness, $10,000 if the termination takes place within 4 years after its effectiveness and $20,000 if the Agreement is terminated after 4 years
License termination fee																			$ 5,000
Payment for debt																													45,000			$ 60,000
License Agreement [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Number of shares issued | shares														4,025,652
Payment for debt														$ 265,244
Stock issued during period, value														$ 281,659
License Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Patent maintenance and prosecution related to license cost																							$ 10,000
Intellectual Property Transfer Agreement [Member] | Kim Thompson [Member]
Loss Contingencies [Line Items]
Payment for debt																					$ 120,000
Outstanding balance																									65,292		65,292					65,292	65,292
Accrued Interest payable																								$ 1,470	1,962				1,470			1,962
Debt instrument maturity date																					Dec. 26, 2007
Operating Lease Agreements [Member]
Loss Contingencies [Line Items]
Payments for rent							$ 42,000																						2,508			$ 2,508
Operating lease term, description									the Company signed a new two-year lease for this 5,000 square foot property in Lansing, MI that commenced on October 1, 2019 and ended on September 30, 2021, for its research and development headquarters																							the Company signed a new two-year lease for this 5,000 square foot property in Lansing, MI that commenced on October 1, 2019 and ends on September 30, 2021, for its research and development headquarters
Operating Lease Agreements [Member] | Forecast [Member]
Loss Contingencies [Line Items]
Payments for rent																												$ 44,800			$ 47,600
Operating Lease Agreements [Member] | October 1, 2022 through September 30, 2023 [Member]
Loss Contingencies [Line Items]
Payments for rent																													44,800			$ 44,800
Operating Lease Agreements [Member] | July 1, 2021 and ending on September 30, 2022 [Member] | Office and Manufacturing Space [Member]
Loss Contingencies [Line Items]
Payments for rent																													$ 44,800			42,000
Operating Lease Agreements [Member] | Socialist Republic of Vietnam [Member]
Loss Contingencies [Line Items]
Payments for rent					$ 8,645							$ 45,150
Operating Lease					5 years							5 years
Area of land | ft²					6,000							4,560.57
Rent increase percentage												5.00%
Operating Lease Agreements [Member] | President [Member]
Loss Contingencies [Line Items]
Payments for rent																$ 960									$ 0		$ 3,683					$ 0	$ 3,683
Operating Lease																8 years